Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	0.00
Interest Amount	0.00
Net Fee	$ 0.00
Total Fee and Interest Amount	0.00